INCOME TAXES - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Profit (loss) before income taxes	R$ (5,245,119)	R$ 5,113,751	R$ 2,652,625
Income tax and social contribution at nominal rate	1,783,340	(1,738,675)	(901,893)
Adjustments for calculating the effective rate
Interest in earnings of investees (non-taxable income)	(1,422,337)	672,947	122,238
Differences in tax rates on earnings from operating profit	(93,121)	(62,870)	(16,973)
Granted income tax incentive	407,231	279,941	197,307
Share-based payment transactions			(73)
Interest on shareholders' equity	(174,335)	(191,763)	(26,058)
Goodwill amortization effect	1,271	1,271
Non-deductible expenses (donations, gifts, etc.)	(23,234)	(16,787)	(13,788)
Tax losses not recorded	(4,193,767)	(308,358)	(228,579)
ICMS benefit - extemporaneous tax credits	20,490	5,506	345,067
ICMS benefit - current year	(521)	68,409	242,694
Dividend income		254,260
Provision for non-realization of the benefit of the federative covenant	885	(307,099)
Provision for non-realization of the benefit of the federative covenant - Interest and Fine	25,851	100,731
Selic on indebtedness	60,873	147,741	22,103
Rate differential	534,837	805,725	446,293
Amortization of the effects on formation of joint venture
Benefit Membership Program Zero Litigation	(415)	23,276
Other	(117,570)	(8,681)	(69,934)
Income taxes	R$ (3,190,522)	R$ (274,426)	R$ 118,404
Effective rate - %	60.83%	(5.37%)	(4.46%)